N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
Entity Central Index Key	0000933094
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. This Policy has no Surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
Transaction Charges

You may also be charged for other transactions (such as when you make a premium payment (Maximum Sales Charge Imposed On Premiums (Loads)), transfer Account Value between Investment Options (Transfer Fee), or request an illustration (Illustration Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

FEE TABLE CHARGES

Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). There is also a monthly administration fee and a monthly specified amount charge. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.

The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

You will also bear expenses associated with the Investment Options as shown in the following table.

				FEE TABLE CHARGES

	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)*	0.01%	1.49%
	*Before any Waivers and Reductions

Surrender Charge Phaseout Period, Years | yr	0
Transaction Charges [Text Block]

You may also be charged for other transactions (such as when you make a premium payment (Maximum Sales Charge Imposed On Premiums (Loads)), transfer Account Value between Investment Options (Transfer Fee), or request an illustration (Illustration Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). There is also a monthly administration fee and a monthly specified amount charge. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.

The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

You will also bear expenses associated with the Investment Options as shown in the following table.

				FEE TABLE CHARGES

	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)*	0.01%	1.49%
	*Before any Waivers and Reductions

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.01%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.49%
Investment Options Footnotes [Text Block]	*Before any Waivers and Reductions
Risks [Table Text Block]

Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

The Policy is designed to provide lifetime insurance protection. It is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.	PRINCIPAL RISKS OF INVESTING IN THE POLICY THE SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength/, or is available upon request by contacting our Service Center at 800-255-9678.

Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse

Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid Policy Loans, or Policy Loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.

PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT

Investment Restrictions [Text Block]

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy year are free. Thereafter, we charge $10 for each transfer.

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

Optional Benefit Restrictions [Text Block]

Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions. Withdrawals reduce the Account Value and in some cases the Specified Amount which may reduce some of the benefits available under riders where the rider benefit is based on the Specified Amount of the base Policy, and make it potentially more likely the entire Policy, including the rider, would lapse. Systematic Transfer Programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep are also available. You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

Tax Implications [Text Block]

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid Policy Loans, partial withdrawals and Surrenders may be subject to ordinary income tax and tax penalties.

Investment Professional Compensation [Text Block]

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We do not pay commissions to these broker-dealers pursuant to a selling agreement.

Your representative may receive compensation relating to our sale of this Policy to you, both in the form of compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest provides a financial incentive that may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

Exchanges [Text Block]

Some representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any advisory fees paid to financial professionals from the Account Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, Surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)*	When each premium is paid.	5.0%
PREMIUM TAXES**	Not taken as a separate deduction.**	0%
MAXIMUM DEFERRED SALES CHARGE (LOAD)	None	0%
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.	$50

Wire Transfer Fee (per wire)	As requested by Policy Owner	$14

TRANSFER FEES	First 15 transfers per year;	$0
	Each additional transfer.	$10
ILLUSTRATION FEE	First illustration request per year;	$0
	Each additional illustration request.	$50

*	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
**	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Subaccount portfolio company operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	(Rate is per $1,000 of the amount of the Net Amount at Risk)

		Varies (1)
		Minimum Charge	$0.01
		Maximum Charge	$83.33
		Charge for Representative Insured (2)	$0.09

Annual Maintenance Fee	None	$0.00

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to % shown) (3)
		Policy Years 1-15	0.0024590%
		Policy Years 16+	0.0008197%

Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$25
		Specified Amounts $250,000 - $499,999	$25
		Specified Amounts $500,000 +	$25

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount. Level charge during the first 30 Policy years or the first 30 Policy years after an increase in base Policy

		Specified Amount.

		Varies (4)
		Policy Year 2
		Minimum Charge	$0.10
		Maximum Charge	$0.68
		Charge for Representative Insured (2)	$0.13

Accelerated Death Benefit for Terminal Illness Rider	When Benefit Exercised (5)		$250

Overloan Protection Benefit Endorsement	When Benefit Exercised (6)	Calculated as a percentage times the Account Value.
			3.5%

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES, continued
Charge	When Charge Is Deducted	Amount Deducted*
OPTIONAL BENEFIT CHARGES:

Children's Insurance Rider	Monthly	Rate is a per $1,000 of the rider benefit Amount.

		Varies (7)
		Policy Year 2
		Minimum Charge	$0.48
		Maximum Charge	$0.48
		Charge for Representative Insured (7)	$0.48

Waiver of Monthly Deduction Rider	Monthly	Rates are per $100 of the Monthly Deduction.

		Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (8)	$2.34

Waiver of Specified Premium Rider	Monthly	Rate is per $100 of the monthly rider benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (8)	$1.17

Policy Loans	Annually	Policy Loan interest rate is deducted upon each Policy Anniversary. (9)

		Net Policy Loan interest rate during the first 5 Policy Years. (10)
		Minimum	1%
		Maximum	3%

		Net Policy Loan interest rate after the first 5 Policy Years. (10)
		Minimum	0%
		Maximum	2.5%

*	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's, gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000, and that the Policy is in its second Policy year.
(3)	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
(4)	Rate varies by Insured's gender, Issue Age, rate class, and the amount of time you have had your Policy.
(5)	This is an administrative fee that is charged when the Accelerated Death Benefit for Terminal Illness Rider is exercised.
(6)	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Overloan Protection Benefit Endorsement is exercised.
(7)	The coverage amount is $25,000. "Charge for Representative Insured" assumes the rider benefit amount is $25,000.
(8)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.
(9)	If there is no Policy Loan on the Policy, there is no loan interest charged. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
(10)	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

Portfolio Company Operating Expenses (for the year ended December 31, 2023, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the Policy. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.01%	1.49%

* Before any waivers and reductions.

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)*	When each premium is paid.	5.0%
PREMIUM TAXES**	Not taken as a separate deduction.**	0%
MAXIMUM DEFERRED SALES CHARGE (LOAD)	None	0%
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.	$50

Wire Transfer Fee (per wire)	As requested by Policy Owner	$14

TRANSFER FEES	First 15 transfers per year;	$0
	Each additional transfer.	$10
ILLUSTRATION FEE	First illustration request per year;	$0
	Each additional illustration request.	$50

*	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
**	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.

Sales Load, Description [Text Block]	MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)*	[1]
Sales Load, When Deducted [Text Block]	When each premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Description [Text Block]	PREMIUM TAXES**	[2]
Premium Taxes, When Deducted [Text Block]	Not taken as a separate deduction.**	[2]
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Deferred Sales Charge, Description [Text Block]	MAXIMUM DEFERRED SALES CHARGE (LOAD)
Deferred Sales Charge, When Deducted [Text Block]	None
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Transfer Fees, Description [Text Block]	TRANSFER FEES
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	(Rate is per $1,000 of the amount of the Net Amount at Risk)

		Varies (1)
		Minimum Charge	$0.01
		Maximum Charge	$83.33
		Charge for Representative Insured (2)	$0.09

Annual Maintenance Fee	None	$0.00

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to % shown) (3)
		Policy Years 1-15	0.0024590%
		Policy Years 16+	0.0008197%

Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$25
		Specified Amounts $250,000 - $499,999	$25
		Specified Amounts $500,000 +	$25

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount. Level charge during the first 30 Policy years or the first 30 Policy years after an increase in base Policy

		Specified Amount.

		Varies (4)
		Policy Year 2
		Minimum Charge	$0.10
		Maximum Charge	$0.68
		Charge for Representative Insured (2)	$0.13

Accelerated Death Benefit for Terminal Illness Rider	When Benefit Exercised (5)		$250

Overloan Protection Benefit Endorsement	When Benefit Exercised (6)	Calculated as a percentage times the Account Value.
			3.5%

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES, continued
Charge	When Charge Is Deducted	Amount Deducted*
OPTIONAL BENEFIT CHARGES:

Children's Insurance Rider	Monthly	Rate is a per $1,000 of the rider benefit Amount.

		Varies (7)
		Policy Year 2
		Minimum Charge	$0.48
		Maximum Charge	$0.48
		Charge for Representative Insured (7)	$0.48

Waiver of Monthly Deduction Rider	Monthly	Rates are per $100 of the Monthly Deduction.

		Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (8)	$2.34

Waiver of Specified Premium Rider	Monthly	Rate is per $100 of the monthly rider benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (8)	$1.17

Policy Loans	Annually	Policy Loan interest rate is deducted upon each Policy Anniversary. (9)

		Net Policy Loan interest rate during the first 5 Policy Years. (10)
		Minimum	1%
		Maximum	3%

		Net Policy Loan interest rate after the first 5 Policy Years. (10)
		Minimum	0%
		Maximum	2.5%

*	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's, gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000, and that the Policy is in its second Policy year.
(3)	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
(4)	Rate varies by Insured's gender, Issue Age, rate class, and the amount of time you have had your Policy.
(5)	This is an administrative fee that is charged when the Accelerated Death Benefit for Terminal Illness Rider is exercised.
(6)	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Overloan Protection Benefit Endorsement is exercised.
(7)	The coverage amount is $25,000. "Charge for Representative Insured" assumes the rider benefit amount is $25,000.
(8)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.
(9)	If there is no Policy Loan on the Policy, there is no loan interest charged. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
(10)	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.

Annual Maintenance Fee, Description [Text Block]	Annual Maintenance Fee
Annual Maintenance Fee, When Deducted [Text Block]	None
Annual Maintenance Fee, Maximum [Dollars]	$ 0.00
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.01%	1.49%

* Before any waivers and reductions.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *
Portfolio Company Expenses Minimum [Percent]	0.01%
Portfolio Company Expenses Maximum [Percent]	1.49%
Portfolio Company Expenses, Footnotes [Text Block]	* Before any waivers and reductions.
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses/ or by calling 800-255-9678.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a Policy Loan is outstanding could result in significant tax consequences. A surrender before age 59 ½ may also result in tax penalties. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. In some cases, such as when the Policy's death Benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal. Taxes and tax penalties may apply.

Advisory Fee Risks

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax and financial professional. For more information, see Advisory Fee Endorsement under OTHER BENEFITS UNDER THE POLICY, Partial Withdrawals and Advisory Fees under SURRENDERS AND WITHDRAWALS, and TAXES.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. You will have a 61-day "grace period" to make a premium payment to continue your Policy. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. A Policy Loan also increases the risk of lapse.

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less and the requirements of reinstatement are met, including evidence of insurability. For more information see REINSTATEMENT under LAPSE AND REINSTATEMENT.

Death Benefit Risks

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death. Depending upon your choice of death benefit option, adverse performance of the Investment Options you choose may decrease your Policy's death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal (including Advisory Fee withdrawals).

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy Loan Balance becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any Policy Loan interest due, and the greater the risk of the Policy lapsing. Any Policy Loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy Loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding Policy Loan and accrued Policy Loan interest.

Your Policy may lapse if your outstanding Policy Loan and accrued Policy Loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding Policy Loan, there will generally be Federal income tax payable on the amount by which Policy Loans and partial withdrawals exceed the premiums paid. Since Policy Loans reduce your Policy’s Cash Surrender Value, any remaining Cash Surrender Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access to Cash Value

There is no minimum Policy Loan amount. We limit partial withdrawals to a minimum of $100 and a maximum such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months. Policy Loans may only be taken if your Cash Surrender Value; less Policy Loan interest on the Policy Loan including the requested Policy Loan to the next Policy Anniversary; less the sum of the next three Monthly Deductions, is sufficient to keep your Policy in force. We may defer making a Policy Loan for up to six months unless the Policy Loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; (iv) or the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance professional.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, Policy Loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

STANDARD DEATH BENEFITS

The principal purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

DEATH BENEFIT

Upon the Insured's death, we will pay to the Policy Beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Loan Balance; minus
▪	any Policy Lien Balance; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the Beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of the three death benefit options, which will be used to determine the death benefit. Your Account Value and death benefit may vary based on the performance of the variable Investment Options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option C (available at issue only)

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the Corridor Factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test ("GPT"), total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test ("CVAT"), the guideline premium limitations do not apply. The Corridor Factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You may not change from death benefit Option A or B to death benefit Option C.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

On or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

This Policy does not have a maturity date. If the Insured is still living at Attained Age 121, all Monthly Deductions will cease, and we will not accept any additional premiums except for amounts required to keep the Policy in force. New Policy Loans and Policy Loan repayments can continue to be made and the Policy Loan Balance will continue to accrue interest. The death benefit option will be changed to Option A, and partial withdrawals are not permitted after Attained Age 121. You may Surrender your policy if you do not want coverage to continue past Attained Age 121. Continuing coverage beyond attained age 121 may disqualify the insurance for favorable tax treatment. You should consult a tax advisor before you choose to continue your policy after Attained Age 121.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

We will include interest from the Insured’s date of death to the payment date.

(1)	Interest will accrue at the rate set by the Company for interest credited on death benefit proceeds. In determining the effective annual rate, we shall use the rate in effect on the date of death.
(2)	Interest will accrue at the effective annual rate determined in item (1) above, plus additional interest at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of items (a), (b) and (c) below to the date the claim is paid.
(a)	the date that we receive satisfactory proof of death of the Insured;
(b)	the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the proceeds;
(c)	the date that legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to:
(i)	the establishment of guardianships and conservatorships;
(ii)	the appointment and qualification of trustees, executors and administrators; and
(iii)	the submission of information required to satisfy state and federal reporting requirements.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy without payment of the death benefit and give back the premiums received, less any partial withdrawals and Policy Loan Balance, if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the effective date of any increase. Riders to the Policy may have separate suicide provisions.

RELIANCE

The Policy was issued based on the answers in the application and supplemental applications. We have assumed all such answers to be true and complete. If any are not, we may, subject to the Incontestability provision, have the right to void the Policy and give back premiums paid, minus any Policy Loan Balance and any partial withdrawals.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

ASSIGNMENT

You may assign your Policy by giving Written Notice. We will not be responsible for the validity or tax consequences of an assignment. Unless you specify otherwise, the assignment will take effect on the date the Written Notice was signed by you. No assignment will be binding on us until we receive Written Notice. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. Your rights, and the rights of any Beneficiary or payee, will be subject to any assignment. An assignment is subject to any Policy Loan.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may be available to you. The following table(s) summarize information about those benefits. Information about the fees associated with each benefit included in the table(s) may be found in the FEE TABLE.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Accelerated Death Benefit for Terminal Illness Rider

This rider provides the ability to accelerate a portion of the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.

Standard

Available for Issue Ages 0-80. We charge an administrative fee when this rider is exercised. The administrative fee is added to the Lien Balance. The amount available is no more than 75% of the total Specified Amount, up to $1,000,000, payable under the Policy. Your death benefit and access to the Account Value will be reduced by the Lien Balance. We will charge interest on the Lien Balance. After we pay the accelerated benefit, your access to the Cash Surrender Value and Policy lapse benefits will be restricted to the excess of the Cash Surrender Value over any Lien Balance. You are required to pay the premium necessary to keep the base Policy and any attached riders in force. The accelerated death benefit must be requested before the Policy Anniversary on which the Insured attains the maximum acceleration age shown on the Policy schedule.

Advisory Fee Endorsement

This endorsement provides the ability to pay Advisory Fees to a registered investment advisor who has an agreement with the Policy owner. Advisory Fees shall not exceed 1.5% of the Account Value on an annualized basis.

Standard

Not available in North Dakota.

There is no minimum Advisory Fee amount. The maximum advisory fee amount is the lesser of (1) 1.5% of the Account Value on an annualized basis; or (2) the Cash Surrender Value minus the sum of the next three Monthly Deductions. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Overloan Protection Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Loan is large relative to your Account Value and Specified Amount.	Standard for Owners that select the guideline premium test ("GPT")

Endorsement may be exercised if the Insured is Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Loan must be more than 92.5%, but less than 96% of the Account Value. If the outstanding Policy Loan is greater than 96% of your Account Value, you can repay Policy Debt to bring the balance within the range of 92.5% and 96% of your Account Value. The outstanding Policy Loan must be more than the Specified Amount. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no annual cost until the Owner elects the option. If this rider is elected, any rider attached to the Policy will terminate. Further no additional premiums will be accepted.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard

Automatic transfers can only occur monthly. The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time DCA is established.

While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	The Fixed Account can be included or excluded from this program. You may have rebalancing occur quarterly, semi-annually or annually. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	You must request the Earnings Sweep program, give us your allocation instructions. You may have your earnings sweep quarterly semi-annually or annually.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Policy Loans	You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy.	Standard

Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. The Policy must be assigned to us as security for the loan.

Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

You may borrow no more than: (1) the Cash Surrender Value; minus (2) Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Policy Anniversary; minus the sum of the next three Monthly deductions.

The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.

We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

Children's Insurance Rider	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional

Available for Basic Insured ages 18-55. Available after issue for covered children with evidence of insurability. The amount of available coverage is $25,000 of life insurance for the Insured's children. Insurance on each covered child continues until the child’s 25th birthday. The rider terminates on the anniversary nearest the insured’s 70th birthday, on the first Monthly Date following Written Notice to drop the rider, or when the base policy terminates. Eligible children include those at least 15 days old and no more than 25 years old. Available after issue for covered children with evidence of insurability.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Waiver of Monthly Deduction Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.	Optional

Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability. Must provide proof of total disability within one year after disability begins and while the Insured is in the state of being totally disabled. Disability also needs to have begun while policy was in force and has continued for six months. If the disability occurs before Attained Age 60, the benefit will be paid as long as the Insured remains disabled. The benefit period is limited if the disability occurs after Attained Age 60. The rider terminates when the Insured is Attained Age 65 (however, the termination will not affect certain eligible claims, as described in the Policy) when the owner requests to terminate the rider, or when the policy terminates.

Waiver of Specified Premium Rider

This rider provides payment of a specified premium to be credited to the Policy as premium paid during continued covered disability of the Insured after the total disability has continued for six consecutive months while the Policy and this rider are in force.

Optional

Available for Issue Ages 0 – 55. Additional premium payments may be required to keep the Policy in force. If the disability occurs before age 60, we will credit specified premium during the entire disability while the Policy remains in force. If the disability occurs on or after age 60, but before age 65, premium will be credited to the Policy while the disability continues until the Policy Anniversary nearest the Insured's 65th birthday. No benefit will be paid if disability results from or is contributed to by the exclusions and limitations listed below. This rider does not have Cash Surrender Value or Policy Loan value.

* We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

Item 18. Portfolio Companies (N-6) [Text Block]

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Prospectuses Available [Text Block]

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds ® IS American High-Income Trust, Class 1	0.32%*	12.69%	6.36%	4.67%
	Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 1	0.34%	38.81%	18.97%	14.64%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 1	0.28%	26.47%	13.65%	11.19%
	Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 1	0.57%*	16.22%	8.90%	4.95%
	Capital Research and Management Company (SM)
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds ® IS The Bond Fund of America, Class 1	0.23%*	5.21%	2.14%	2.33%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 1	0.27%*	17.66%	12.90%	10.19%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.65%	16.82%	10.27%	7.46%
	Calvert Research and Management
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I (named Calvert VP Nasdaq 100 Index Portfolio, Class I prior to 5/1/24)	0.48%*	54.40%	22.09%	17.29%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)	0.39%*	16.60%	9.69%	6.77%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund, Class 1	0.86%*	21.94%	13.68%	8.67%
	Columbia Management Investment Advisers, LLC
Total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio	0.28%*	14.72%	8.93%	6.07%
	Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA International Small Portfolio	0.40%	14.11%	7.86%	4.89%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Long-term capital appreciation.	DFA VA International Value Portfolio	0.27%	17.86%	8.87%	4.16%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Capital appreciation.	DWS Alternative Asset Allocation VIP, Class A	0.83%	6.19%	6.09%	2.96%
	DWS Investment Management Americas, Inc. /
	RREEF America L.L.C.
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	38.57%	17.58%	13.58%
	DWS Investment Management Americas, Inc.
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio, Initial Class [2]	0.89%	9.66%	7.79%	5.18%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [3]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [2]	0.47%	10.65%	12.30%	8.58%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [2,4]	0.27%	4.89%	1.72%	1.11%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [2]	0.58%	36.24%	19.64%	14.80%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio, Initial Class [2]	0.78%	27.50%	11.43%	7.75%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [2]	0.38%	6.20%	1.97%	2.33%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [2]	0.57%	15.08%	12.45%	8.12%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [2]	0.65%	9.41%	3.73%	3.36%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio, Initial Class [2]	0.59%	58.32%	26.57%	19.61%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series I	0.61%*	6.14%	1.89%	2.73%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	0.87%	13.15%	12.77%	9.79%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series I	0.88%	18.13%	13.07%	8.93%
	Invesco Advisers, Inc.
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II (American Century VP Inflation Protection Fund, Class I prior to reorganization 4/26/24)	0.52%*	3.60%	2.90%	2.16%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II (American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)	0.86%*	6.13%	11.05%	8.77%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio, Initial Class	0.51%*	18.96%	10.28%	8.27%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Conservative Allocation Portfolio, Initial Class	0.03%	10.42%	5.59%	4.55%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class	0.91%*	11.46%	6.41%	6.55%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Growth Allocation Portfolio, Initial Class	0.03%	15.29%	9.91%	7.54%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class	0.80%*	21.32%	13.31%	11.12%
	Massachusetts Financial Services Company

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks capital appreciation.	MFS® Mid Cap Value Portfolio, Initial Class	0.79%*	12.73%	12.90%	8.73%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Moderate Allocation Portfolio, Initial Class	0.01%	12.99%	7.96%	6.21%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class	0.87%*	14.41%	11.08%	7.67%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	13.01%	8.49%	4.15%
	Massachusetts Financial Services Company
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Institutional Class	1.33%*	-7.74%	8.70%	-0.67%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Institutional Class	0.69%	3.83%	3.31%	2.40%
	Pacific Investment Management Company LLC
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO Short-Term Portfolio, Institutional Class	0.51%	6.06%	2.28%	2.02%
	Pacific Investment Management Company LLC
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund, Class IA [5]	0.88%	19.08%	9.96%	4.14%
	Putnam Investment Management, LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [6]	0.21%	14.33%	9.59%	7.89%
	Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [6]	0.13%	12.51%	5.60%	4.84%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [6]	0.29%	20.13%	14.28%	9.27%
	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [6]	0.29%	8.10%	11.57%	9.53%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [6]	0.14%	26.11%	15.52%	11.88%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [6]	0.33%	40.13%	16.08%	12.88%
	Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [6]	0.24%	11.66%	5.13%	4.34%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [6]	0.33%	14.65%	10.28%	6.80%
	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [6]	0.17%	15.83%	12.56%	9.27%
	The Vanguard Group, Inc.
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [6]	0.13%	15.55%	7.78%	6.19%
	The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [6]	0.26%	11.70%	7.18%	7.29%
	The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [6]	0.14%	6.16%	2.13%	1.93%
	The Vanguard Group, Inc.
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [6]	0.14%	5.58%	1.04%	1.71%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [6]	0.11%	15.54%	7.31%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [6]	0.13%	25.95%	14.93%	11.29%
	The Vanguard Group, Inc.

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
3	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
6	Vanguard is a trademark of The Vanguard Group, Inc.

Not A Short Term Investment [Member]
Prospectus:
Risk [Text Block]

The Policy is designed to provide lifetime insurance protection. It is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

Principal Risk [Text Block]

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Risks Associatedwith Investment Options [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.
Insurance Company Risks [Member]
Prospectus:
Risk [Text Block]

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength/, or is available upon request by contacting our Service Center at 800-255-9678.

Principal Risk [Text Block]

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Policy Lapse [Member]
Prospectus:
Risk [Text Block]

Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid Policy Loans, or Policy Loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.

Fixed Account Risks [Member]
Prospectus:
Principal Risk [Text Block]

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Surrender Risks [Member]
Prospectus:
Principal Risk [Text Block]

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a Policy Loan is outstanding could result in significant tax consequences. A surrender before age 59 ½ may also result in tax penalties. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Advisory Fee Risks [Member]
Prospectus:
Principal Risk [Text Block]

Advisory Fee Risks

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax and financial professional. For more information, see Advisory Fee Endorsement under OTHER BENEFITS UNDER THE POLICY, Partial Withdrawals and Advisory Fees under SURRENDERS AND WITHDRAWALS, and TAXES.

Lapse Risks [Member]
Prospectus:
Principal Risk [Text Block]

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. You will have a 61-day "grace period" to make a premium payment to continue your Policy. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. A Policy Loan also increases the risk of lapse.

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less and the requirements of reinstatement are met, including evidence of insurability. For more information see REINSTATEMENT under LAPSE AND REINSTATEMENT.

Death Benefit Risks [Member]
Prospectus:
Principal Risk [Text Block]

Death Benefit Risks

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death. Depending upon your choice of death benefit option, adverse performance of the Investment Options you choose may decrease your Policy's death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal (including Advisory Fee withdrawals).

Policy Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy Loan Balance becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any Policy Loan interest due, and the greater the risk of the Policy lapsing. Any Policy Loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy Loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding Policy Loan and accrued Policy Loan interest.

Your Policy may lapse if your outstanding Policy Loan and accrued Policy Loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding Policy Loan, there will generally be Federal income tax payable on the amount by which Policy Loans and partial withdrawals exceed the premiums paid. Since Policy Loans reduce your Policy’s Cash Surrender Value, any remaining Cash Surrender Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations On Access To Cash Value [Member]
Prospectus:
Principal Risk [Text Block]

Limitations on Access to Cash Value

There is no minimum Policy Loan amount. We limit partial withdrawals to a minimum of $100 and a maximum such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months. Policy Loans may only be taken if your Cash Surrender Value; less Policy Loan interest on the Policy Loan including the requested Policy Loan to the next Policy Anniversary; less the sum of the next three Monthly Deductions, is sufficient to keep your Policy in force. We may defer making a Policy Loan for up to six months unless the Policy Loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; (iv) or the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Transfer Risks [Member]
Prospectus:
Principal Risk [Text Block]

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential For Increased Charges [Member]
Prospectus:
Principal Risk [Text Block]

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks [Member]
Prospectus:
Principal Risk [Text Block]

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance professional.

Cybersecurity Risk [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.

Restrictions On Financial Transactions [Member]
Prospectus:
Principal Risk [Text Block]

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, Policy Loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters [Member]
Prospectus:
Principal Risk [Text Block]

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of your premiums (principal).
American Funds I S American High Income Trust Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS American High-Income Trust, Class 1
Portfolio Company Objective [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	4.67%
American Funds Is Growth Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS Growth Fund, Class 1
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	18.97%
Average Annual Total Returns, 10 Years [Percent]	14.64%
American Funds I S Growth Income Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS Growth-Income Fund, Class 1
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.19%
American Funds I S New World Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS New World Fund, Class 1
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.57%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Funds I S The Bond Fund Of America Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS The Bond Fund of America, Class 1
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.23%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.33%
American Funds I S Washinton Mutual Investors Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds ® IS Washington Mutual Investors Fund, Class 1
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.27%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Calvert V P S R I Balanced Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio, Class I
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C V T Nasdaq 100 Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT Nasdaq 100 Index Portfolio, Class I (named Calvert VP Nasdaq 100 Index Portfolio, Class I prior to 5/1/24)
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the NASDAQ 100 Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1]	[4]
Current Expenses [Percent]	0.48%	[3]
Average Annual Total Returns, 1 Year [Percent]	54.40%
Average Annual Total Returns, 5 Years [Percent]	22.09%
Average Annual Total Returns, 10 Years [Percent]	17.29%
C V T Russell 2000 Small Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the Russell 2000 Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1]	[4]
Current Expenses [Percent]	0.39%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.60%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Columbia Variable Portfolio Small Cap Value Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Small Cap Value Fund, Class 1
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.86%	[3]
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	8.67%
D F A V A Global Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Total return consisting of capital appreciation and current income.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
D F A V A International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
D F A V A International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
D W S Alternative Asset Allocation V I P Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class A
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc. /
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
D W S Capital Growth V I P Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Capital Growth VIP, Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Fidelity V I P Emerging Markets Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Fidelity V I P Equity Income Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [3]	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Fidelity V I P Government Money Market Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio, Initial Class [2,4]	[5],[7]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Fidelity V I P Growth Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Fidelity V I P International Capital Appreciation Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Fidelity V I P Investment Grade Bond Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Fidelity V I P Mid Cap Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Fidelity V I P Strategic Income Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio, Initial Class [2]	[5]
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Fidelity V I P Technology Portfolio Intial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Fidelity V I P Technology Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio, Initial Class [2]	[5]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	58.32%
Average Annual Total Returns, 5 Years [Percent]	26.57%
Average Annual Total Returns, 10 Years [Percent]	19.61%
Invesco V I Core Plus Bond Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund, Series I
Portfolio Company Objective [Text Block]	Total return, comprised of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Invesco V I Discovery Mid Cap Growth Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.15%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Invesco V I Main Street Small Cap Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
L V I P American Century Inflation Protection Fund Standard Class I I [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund, Standard Class II (American Century VP Inflation Protection Fund, Class I prior to reorganization 4/26/24)
Portfolio Company Objective [Text Block]	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation /
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	2.16%
L V I P American Century Mid Cap Value Fund Standard Class I I [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund, Standard Class II (American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)
Portfolio Company Objective [Text Block]	Long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation /
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.77%
M F S Blended Research Small Cap Equity Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Blended Research® Small Cap Equity Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.51%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.96%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	8.27%
M F S Conservative Allocation Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Conservative Allocation Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	4.55%
M F S Global Real Estate Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	6.55%
M F S Growth Allocation Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Allocation Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	7.54%
M F S Mid Cap Growth Series Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series, Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%	[3]
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	11.12%
M F S Mid Cap Value Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
M F S Moderate Allocation Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Moderate Allocation Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.01%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	6.21%
M F S New Discovery Series Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series, Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.67%
M F S Research International Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research International Portfolio, Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Pimco Commodity Real Return Strategy Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.33%	[3]
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	(0.67%)
Pimco Real Return Portfolio Insitutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Pimco Short Term Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Short-Term Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum current income, consistent with preservation of capital and daily liquidity.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Putnam V T International Value Fund Class I A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund, Class IA [5]	[8]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Vanguard Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Balanced Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Vanguard Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Conservative Allocation Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide current income and low to moderate capital appreciation.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Vanguard Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Diversified Value Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and income growth.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Vanguard Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Equity Income Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Vanguard Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Equity Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Vanguard Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Growth Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Vanguard High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® High Yield Bond Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide a high and sustainable level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Vanguard International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® International Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Vanguard Mid Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Mid-Cap Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Vanguard Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Moderate Allocation Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Capital appreciation and a low to moderate level of current income.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Vanguard Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Vanguard Short Term Investment Grade Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Short-Term Investment-Grade Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining limited price volatility.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Vanguard Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Total International Stock Market Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Vanguard Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Total Stock Market Index Portfolio [6]	[9]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]

This rider provides the ability to accelerate a portion of the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Available for Issue Ages 0-80. We charge an administrative fee when this rider is exercised. The administrative fee is added to the Lien Balance. The amount available is no more than 75% of the total Specified Amount, up to $1,000,000, payable under the Policy. Your death benefit and access to the Account Value will be reduced by the Lien Balance. We will charge interest on the Lien Balance. After we pay the accelerated benefit, your access to the Cash Surrender Value and Policy lapse benefits will be restricted to the excess of the Cash Surrender Value over any Lien Balance. You are required to pay the premium necessary to keep the base Policy and any attached riders in force. The accelerated death benefit must be requested before the Policy Anniversary on which the Insured attains the maximum acceleration age shown on the Policy schedule.

Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Advisor Fee Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Endorsement
Purpose of Benefit [Text Block]

This endorsement provides the ability to pay Advisory Fees to a registered investment advisor who has an agreement with the Policy owner. Advisory Fees shall not exceed 1.5% of the Account Value on an annualized basis.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Not available in North Dakota.

There is no minimum Advisory Fee amount. The maximum advisory fee amount is the lesser of (1) 1.5% of the Account Value on an annualized basis; or (2) the Cash Surrender Value minus the sum of the next three Monthly Deductions. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Name of Benefit [Text Block]	Advisory Fee Endorsement
Overloan Protection Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Overloan Protection Benefit Endorsement
Purpose of Benefit [Text Block]	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Loan is large relative to your Account Value and Specified Amount.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Endorsement may be exercised if the Insured is Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Loan must be more than 92.5%, but less than 96% of the Account Value. If the outstanding Policy Loan is greater than 96% of your Account Value, you can repay Policy Debt to bring the balance within the range of 92.5% and 96% of your Account Value. The outstanding Policy Loan must be more than the Specified Amount. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no annual cost until the Owner elects the option. If this rider is elected, any rider attached to the Policy will terminate. Further no additional premiums will be accepted.

Name of Benefit [Text Block]	Overloan Protection Benefit Endorsement
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Purpose of Benefit [Text Block]

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Automatic transfers can only occur monthly. The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time DCA is established.

While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. DCA is not available when the Portfolio Rebalancing Program is elected.

Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The Fixed Account can be included or excluded from this program. You may have rebalancing occur quarterly, semi-annually or annually. PBL is not available when the DCA Program is elected.
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Earnings Sweep Program [Member]
Prospectus:
Name of Benefit [Text Block]	Earnings Sweep Program
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You must request the Earnings Sweep program, give us your allocation instructions. You may have your earnings sweep quarterly semi-annually or annually.
Name of Benefit [Text Block]	Earnings Sweep Program
Policy Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. The Policy must be assigned to us as security for the loan.

Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

You may borrow no more than: (1) the Cash Surrender Value; minus (2) Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Policy Anniversary; minus the sum of the next three Monthly deductions.

The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.

We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

Name of Benefit [Text Block]	Policy Loans
Childrens Insurance Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Children's Insurance Rider
Purpose of Benefit [Text Block]	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Available for Basic Insured ages 18-55. Available after issue for covered children with evidence of insurability. The amount of available coverage is $25,000 of life insurance for the Insured's children. Insurance on each covered child continues until the child’s 25th birthday. The rider terminates on the anniversary nearest the insured’s 70th birthday, on the first Monthly Date following Written Notice to drop the rider, or when the base policy terminates. Eligible children include those at least 15 days old and no more than 25 years old. Available after issue for covered children with evidence of insurability.

Name of Benefit [Text Block]	Children's Insurance Rider
Waiver Of Monthly Deduction Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability. Must provide proof of total disability within one year after disability begins and while the Insured is in the state of being totally disabled. Disability also needs to have begun while policy was in force and has continued for six months. If the disability occurs before Attained Age 60, the benefit will be paid as long as the Insured remains disabled. The benefit period is limited if the disability occurs after Attained Age 60. The rider terminates when the Insured is Attained Age 65 (however, the termination will not affect certain eligible claims, as described in the Policy) when the owner requests to terminate the rider, or when the policy terminates.

Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Waiver Of Specified Premium Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Purpose of Benefit [Text Block]

This rider provides payment of a specified premium to be credited to the Policy as premium paid during continued covered disability of the Insured after the total disability has continued for six consecutive months while the Policy and this rider are in force.

Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Available for Issue Ages 0 – 55. Additional premium payments may be required to keep the Policy in force. If the disability occurs before age 60, we will credit specified premium during the entire disability while the Policy remains in force. If the disability occurs on or after age 60, but before age 65, premium will be credited to the Policy while the disability continues until the Policy Anniversary nearest the Insured's 65th birthday. No benefit will be paid if disability results from or is contributed to by the exclusions and limitations listed below. This rider does not have Cash Surrender Value or Policy Loan value.

Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Partial Withdrawal Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each withdrawal.
Other Surrender Fees, Maximum [Dollars]	$ 50
Wire Transfer Fee [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Wire Transfer Fee (per wire)
Other Surrender Fees, When Deducted [Text Block]	As requested by Policy Owner
Other Surrender Fees, Maximum [Dollars]	$ 14
Transfer Fees First 15 Transfers Per Year [Member]
Prospectus:
Transfer Fees, When Deducted [Text Block]	First 15 transfers per year;
Transfer Fee, Maximum [Dollars]	$ 0
Transfer Fees Each Additional Transfer [Member]
Prospectus:
Transfer Fees, Description [Text Block]	Each additional transfer.
Transfer Fee, Maximum [Dollars]	$ 10
Illustration Fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	ILLUSTRATION FEE
First Illustration Request Per Year [Member]
Prospectus:
Other Transaction Fee, When Deducted [Text Block]	First illustration request per year;
Other Transaction Fee, Maximum [Dollars]	$ 0
Each Additional Illustration Request [Member]
Prospectus:
Other Transaction Fee, When Deducted [Text Block]	Each additional illustration request.
Other Transaction Fee, Maximum [Dollars]	$ 50
Costof Insurance [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Cost of Insurance *	[10]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	$0.09	[11]
Insurance Cost, Maximum [Dollars]	$ 83.33	[12]
Insurance Cost, Minimum [Dollars]	$ 0.01	[12]
Mortality And Expense Risk Fees [Member]
Prospectus:
Mortality Risk Fees, When Deducted [Text Block]	Daily
Mortality and Expense Risk Fees, When Deducted [Text Block]	Mortality and Expense Risk Fees
Policy Years 1 To 15 [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.00246%	[13]
Policy Year 16 And After [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.00082%	[13]
Administrative Expenses [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Specified Amounts 100000to 249999 [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 25
Specified Amounts 250000to 499999 [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	25
Specified Amount Over 500000 [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 25
Monthly Specified Amount Charge [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Monthly Specified Amount Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	$0.13	[11],[14]
Administrative Expense, Maximum [Dollars]	$ 0.68	[14]
Administrative Expense, Minimum [Dollars]	$ 0.10	[14]
Terminal Illness Rider [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Administrative Expenses, When Deducted [Text Block]	When Benefit Exercised (5)	[15]
Administrative Expense, Maximum [Dollars]	$ 250
Overloan Protection Benefit [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Overloan Protection Benefit Endorsement
Administrative Expenses, When Deducted [Text Block]	When Benefit Exercised (6)	[16]
Administrative Expense (of Other Amount), Maximum [Percent]	3.50%
Childrens Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children's Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	$0.48	[17]
Optional Benefit Expense, Maximum [Dollars]	$ 0.48	[17]
Optional Benefit Expense, Minimum [Dollars]	$ 0.48	[17]
Waiver Of Monthly Deduction Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	$2.34	[12],[18]
Optional Benefit Expense, Maximum [Dollars]	$ 17.28	[12]
Optional Benefit Expense, Minimum [Dollars]	$ 1.48	[12]
Waiver Of Specified Premium Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	$1.17	[12],[18]
Optional Benefit Expense, Maximum [Dollars]	$ 8.64	[12]
Optional Benefit Expense, Minimum [Dollars]	$ 0.74	[12]
Policy Loans [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loans
Optional Benefit Charge, When Deducted [Text Block]	Annually
Net Policy Loan Interest Rate During First 5 Years [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	3.00%	[19],[20]
Other Annual Expense (of Other Amount), Minimum [Percent]	1.00%	[19],[20]
Net Policy Loan Interest Rate After The First 5 Years [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	2.50%	[19],[20]
Other Annual Expense (of Other Amount), Minimum [Percent]	0.00%	[19],[20]
Portfolio Company Risk Of Loss [Member]
Prospectus:
Principal Risk [Text Block]

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses/ or by calling 800-255-9678.

Partial Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. In some cases, such as when the Policy's death Benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal. Taxes and tax penalties may apply.

[1]	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
[2]	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.
[3]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.
[4]	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
[5]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
[6]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[7]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[8]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
[9]	Vanguard is a trademark of The Vanguard Group, Inc.
[10]	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
[11]	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000, and that the Policy is in its second Policy year.
[12]	Rate varies by Insured's, gender, rate class and Attained Age.
[13]	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
[14]	Rate varies by Insured's gender, Issue Age, rate class, and the amount of time you have had your Policy.
[15]	This is an administrative fee that is charged when the Accelerated Death Benefit for Terminal Illness Rider is exercised.
[16]	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Overloan Protection Benefit Endorsement is exercised.
[17]	The coverage amount is $25,000. "Charge for Representative Insured" assumes the rider benefit amount is $25,000.
[18]	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.
[19]	If there is no Policy Loan on the Policy, there is no loan interest charged. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
[20]	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.